TAXES ON INCOME - Schedule of Income before Income Tax, Domestic And Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 363,941	$ 178,691	$ 195,203
Foreign	340,076	426,135	262,497
Income before taxes on income	$ 704,017	$ 604,826	$ 457,700